Shareholders' Equity - Additional Information (Details) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Oct. 31, 2020	Apr. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Stockholders Equity Note [Line Items]
Number of shares sold (in shares)						8,900,000
Number of shares repurchased (in shares)						8,900,000
Net proceeds from Stock Swap Program						$ 19,000,000
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income						$ 7,000,000	$ 3,000,000	$ 5,000,000
Preferred stock, authorized (in shares)					40,000,000	40,000,000
Public Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)	40,500,000			71,900,000	600,000
Price per share (in dollars per share)	$ 25.10			$ 8.00	$ 21.32	$ 21.32
Consideration received	$ 996,000,000			$ 556,000,000	$ 13,000,000
ATM Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)		94,500,000	67,100,000
Stock value, authorized		$ 1,500,000,000	$ 1,000,000,000				$ 1,500,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)		0			0	0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Number of shares repurchased (in shares)						8,900,000
Preferred stock, shares issued (in shares)		0			0	0	0